Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ 731.3	$ 687.3	$ 603.6
Other Comprehensive Income (Loss) (Net of Tax and Reclassifications)
Net Unrealized Gains (Losses) on Securities Available for Sale	(95.0)	61.2	53.3
Net Unrealized Gains (Losses) on Cash Flow Hedges	4.3	5.6	(18.4)
Foreign Currency Translation Adjustments	(3.4)	20.0	(2.5)
Pension and Other Postretirement Benefit Adjustments	132.8	(24.2)	(72.7)
Other Comprehensive Income (Loss)	38.7	62.6	(40.3)
Comprehensive Income	$ 770.0	$ 749.9	$ 563.3